Events after the reporting year	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the reporting year
30.	Events after the reporting year

On January 4, 2019, Farfetch Limited completed the acquisition of 100% of outstanding shares of Stadium Goods, the premier sneaker and streetwear marketplace with total consideration of $240,200,000. The Group expects to benefit from Stadium Goods’ brand, access to supply, and a team which will join the Group, bringing with them a strong passion for, and knowledge of, luxury streetwear. The consideration payable by the Group is in the form of cash and Farfetch Limited shares. The consideration payable was split as $150,200,000 of cash, and 4,641,554 Class A Ordinary Shares with a value of $90,000,000 based on the Farfetch share price at the acquisition date.

The transaction will be accounted for as a business combination under IFRS 3. Of the $90,000,000 share consideration, $58,100,000 includes a service condition for certain members of the Stadium Goods management team remaining with the Group over a four-year period. This does not satisfy the IFRS 3 definition of consideration and will be recognized as an expense in the statement of operations over the four-year service period as a share-based payment expense. Therefore, under IFRS 3, the consideration is $182,100,000 consisting of $150,200,000 cash consideration and $31,900,000 share consideration, none of which is contingent on future performance or service conditions.

Based on our preliminary purchase price allocation, which we expect to complete in Q1 2019 following finalization of the work, the total accounting consideration of $182,100,000, relates to the following: Net identified liabilities acquired of $8,900,000, comprising $2,400,000 of non-current assets, $(100,000) of net working capital, $800,000 of inventory, and $12,000,000 of provisions for withholding and sales taxes. $221,400,000 is allocated to goodwill and identifiable intangible assets acquired, comprising goodwill of $104,500,000 and the Stadium Goods Brand name of $116,900,000. Finally, there is a deferred tax liability of $30,400,000 in respect of the brand name.

Goodwill consists of expected synergies to be achieved by combining the operations of Stadium Goods with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not expected to be deductible for tax purposes.

In January 2019, the functional currency of Farfetch UK Limited, the Group’s primary trading entity, changed from pound sterling to U.S dollar. This was a result of a gradual change in the primary economic environment in which Farfetch UK Limited operates driven by the growth of consumers where the Group receives U.S. Dollars in settlement. This is combined with an increase in costs influenced by movements in the U.S dollar. The Group’s corporate treasury function continually monitors the Group’s exposure to foreign currencies movements, as described in note 28. Following the gradual change described above, the Group determined that, whilst Farfetch UK Limited is exposed to movements in several key currencies including U.S dollars, euros and pound sterling, on reviewing Farfetch UK Limited’s expected receipts and expenses, U.S dollars had become the dominant currency from January 2019. This has hence triggered a change in functional currency.

On February 26, 2019, the Group entered into an Asset Purchase Agreement with Shanghai Yuanmai Trading Co., Ltd. to purchase “Level 1 Access” to the JD.com app, Toplife customer data, certain intellectual property and certain non-current assets for cash consideration of $50 million. The transaction will be accounted for as a business combination under IFRS 3 with the assets acquired constituting a business as defined by IFRS 3. Given the timing of the transaction, the Group is still finalizing the purchase price allocation and expects this to be completed by the end of the first quarter 2019. JD.com is a related party of the Group by virtue of the shareholding it has in the Group. Richard Liu, the founder, Chairman and Chief Executive Officer of JD.com, is a former director of the Board of Farfetch Limited. Dr. Jon Jainwen Liao, the Chief Strategy Officer of JD.com joined the board of Farfetch Limited in February 2019, following the departure of Richard Liu.

There have been no other events after the reporting year.